Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			$ 5,139	$ 5,147
Provision for credit losses			4,953	2,274
Net write-offs			(2,309)	(2,193)
Other, including foreign currency adjustment			(384)	35
Provision for credit losses
Balance at end of period	$ 7,399		7,399	5,263
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			5,077	5,065
Provision for credit losses
Balance at end of period	7,221		7,221	5,194
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			6	8
Provision for credit losses
Balance at end of period	88		88	8
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			56	74
Provision for credit losses
Balance at end of period	90		90	61
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	706	$ 639	680	678
Provision for credit losses			329	83
Net write-offs			(57)	(51)
Other, including foreign currency adjustment			(130)	11
Provision for credit losses
Remeasurement	153	115	284
Newly originated or purchased financial assets	8	13	27
Derecognition of financial assets and maturities	(8)	(2)	(12)
Changes in models and methodologies			30
Gross write-offs	(22)	(17)	(69)
Recoveries	3	2	12
Foreign exchange and other movements	(18)	(44)	(130)
Balance at end of period	822	706	822	721
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			680
Provision for credit losses
Balance at end of period	822		822	721
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,445	2,090	2,065	2,109
Provision for credit losses			2,122	1,109
Net write-offs			(1,098)	(1,160)
Other, including foreign currency adjustment			(129)	40
Provision for credit losses
Remeasurement	877	676	1,904
Newly originated or purchased financial assets	83	140	321
Derecognition of financial assets and maturities	(68)	(49)	(168)
Changes in models and methodologies			65
Gross write-offs	(376)	(412)	(1,264)
Recoveries	51	49	166
Foreign exchange and other movements	(52)	(49)	(129)
Balance at end of period	2,960	2,445	2,960	2,098
Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			2,065
Provision for credit losses
Balance at end of period	2,960		2,960	2,098
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,482	1,244	1,255	1,213
Provision for credit losses			1,444	887
Net write-offs			(812)	(815)
Other, including foreign currency adjustment			(42)	8
Provision for credit losses
Remeasurement	614	503	1,370
Newly originated or purchased financial assets	31	56	133
Derecognition of financial assets and maturities	(33)	(30)	(94)
Changes in models and methodologies			35
Gross write-offs	(272)	(317)	(950)
Recoveries	43	38	138
Foreign exchange and other movements	(20)	(12)	(42)
Balance at end of period	1,845	1,482	1,845	1,293
Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,255
Provision for credit losses
Balance at end of period	1,845		1,845	1,293
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,139	1,147
Provision for credit losses			1,058	195
Net write-offs			(342)	(167)
Other, including foreign currency adjustment			(83)	(24)
Provision for credit losses
Remeasurement	470	376	942
Newly originated or purchased financial assets	92	81	212
Derecognition of financial assets and maturities	(86)	(51)	(181)
Changes in models and methodologies		(1)	21
Gross write-offs	(185)	(82)	(363)
Recoveries	8	7	21
Foreign exchange and other movements	(23)	(20)	(101)
Balance at end of period including off-balance sheet exposures	1,684	1,408	1,684
Less: Allowance for credit losses on off-balance sheet exposures	(90)	(36)	(90)
Balance at end of period	1,772		1,772	1,151
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,408	1,098	1,133
Provision for credit losses
Balance at end of period		1,408
Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,372
Provision for credit losses
Balance at end of period	1,594	1,372	1,594
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,077
Provision for credit losses
Balance at end of period	1,594		1,594	1,082
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,312
Provision for credit losses
Balance at end of period	1,886		1,886	1,331
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	153	133	126
Provision for credit losses
Remeasurement	3	29	24
Newly originated or purchased financial assets	8	13	27
Derecognition of financial assets and maturities	(2)		(2)
Changes in models and methodologies			7
Transfer to (from)stage 1	40	16	71
Transfer to (from)stage 2	(5)	(4)	(14)
Foreign exchange and other movements	(6)	(34)	(48)
Balance at end of period	191	153	191
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			126
Provision for credit losses
Balance at end of period	191		191	127
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	716	619	609
Provision for credit losses
Remeasurement	(35)	(31)	(208)
Newly originated or purchased financial assets	83	140	321
Derecognition of financial assets and maturities	(19)	(21)	(64)
Changes in models and methodologies			16
Transfer to (from)stage 1	196	116	443
Transfer to (from)stage 2	(75)	(78)	(204)
Transfer to (from)stage 3	(2)	(1)	(4)
Foreign exchange and other movements	(21)	(28)	(66)
Balance at end of period	843	716	843
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			609
Provision for credit losses
Balance at end of period	843		843	602
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	452	407	424
Provision for credit losses
Remeasurement	(11)	(19)	(105)
Newly originated or purchased financial assets	31	56	133
Derecognition of financial assets and maturities	(19)	(15)	(50)
Changes in models and methodologies			6
Transfer to (from)stage 1	92	68	222
Transfer to (from)stage 2	(39)	(42)	(115)
Foreign exchange and other movements	(4)	(3)	(13)
Balance at end of period	502	452	502
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			424
Provision for credit losses
Balance at end of period	502		502	443
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	59	60	104
Newly originated or purchased financial assets	92	81	212
Derecognition of financial assets and maturities	(52)	(45)	(129)
Changes in models and methodologies	(1)		12
Transfer to (from)stage 1	13	14	35
Transfer to (from)stage 2	(12)	(3)	(18)
Transfer to (from)stage 3			(2)
Foreign exchange and other movements	(6)	2	(6)
Balance at end of period including off-balance sheet exposures	399	306	399
Less: Allowance for credit losses on off-balance sheet exposures	(49)	(24)	(49)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	306	197	191
Provision for credit losses
Balance at end of period		306
Stage 1 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	282
Provision for credit losses
Balance at end of period	350	282	350
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			153
Provision for credit losses
Balance at end of period	350		350	159
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			2,170
Provision for credit losses
Balance at end of period	3,559		3,559	2,193
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	257	218	229
Provision for credit losses
Remeasurement	79	48	137
Derecognition of financial assets and maturities	(6)	(2)	(10)
Changes in models and methodologies			6
Transfer to (from)stage 1	(34)	(12)	(59)
Transfer to (from)stage 2	23	27	74
Transfer to (from)stage 3	(11)	(12)	(34)
Foreign exchange and other movements	(1)	(10)	(36)
Balance at end of period	307	257	307
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			229
Provision for credit losses
Balance at end of period	307		307	230
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,082	878	865
Provision for credit losses
Remeasurement	542	360	1,053
Derecognition of financial assets and maturities	(49)	(28)	(104)
Changes in models and methodologies			33
Transfer to (from)stage 1	(194)	(114)	(436)
Transfer to (from)stage 2	93	96	257
Transfer to (from)stage 3	(77)	(87)	(253)
Foreign exchange and other movements	(14)	(23)	(32)
Balance at end of period	1,383	1,082	1,383
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			865
Provision for credit losses
Balance at end of period	1,383		1,383	868
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,030	837	831
Provision for credit losses
Remeasurement	472	312	907
Derecognition of financial assets and maturities	(14)	(15)	(44)
Changes in models and methodologies			29
Transfer to (from)stage 1	(92)	(68)	(222)
Transfer to (from)stage 2	39	42	115
Transfer to (from)stage 3	(78)	(73)	(229)
Foreign exchange and other movements	(14)	(5)	(44)
Balance at end of period	1,343	1,030	1,343
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			831
Provision for credit losses
Balance at end of period	1,343		1,343	850
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	199	173	381
Derecognition of financial assets and maturities	(29)	(3)	(39)
Changes in models and methodologies	1	(1)	9
Transfer to (from)stage 1	(13)	(14)	(35)
Transfer to (from)stage 2	14	3	20
Transfer to (from)stage 3	(5)	(6)	(15)
Foreign exchange and other movements	(2)	1	(17)
Balance at end of period including off-balance sheet exposures	567	402	567
Less: Allowance for credit losses on off-balance sheet exposures	(41)	(12)	(41)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	402	249	263
Provision for credit losses
Balance at end of period		402
Stage 2 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	390
Provision for credit losses
Balance at end of period	526	390	526
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			245
Provision for credit losses
Balance at end of period	526		526	245
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			1,595
Provision for credit losses
Balance at end of period	1,776		1,776	1,670
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	296	288	325
Provision for credit losses
Remeasurement	71	38	123
Changes in models and methodologies			17
Transfer to (from)stage 1	(6)	(4)	(12)
Transfer to (from)stage 2	(18)	(23)	(60)
Transfer to (from)stage 3	11	12	34
Gross write-offs	(22)	(17)	(69)
Recoveries	3	2	12
Foreign exchange and other movements	(11)		(46)
Balance at end of period	324	296	324
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			325
Provision for credit losses
Balance at end of period	324		324	364
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	647	593	591
Provision for credit losses
Remeasurement	370	347	1,059
Changes in models and methodologies			16
Transfer to (from)stage 1	(2)	(2)	(7)
Transfer to (from)stage 2	(18)	(18)	(53)
Transfer to (from)stage 3	79	88	257
Gross write-offs	(376)	(412)	(1,264)
Recoveries	51	49	166
Foreign exchange and other movements	(17)	2	(31)
Balance at end of period	734	647	734
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			591
Provision for credit losses
Balance at end of period	734		734	628
Stage 3 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		0
Provision for credit losses
Remeasurement	153	210	568
Transfer to (from)stage 3	78	73	229
Gross write-offs	(272)	(317)	(950)
Recoveries	43	38	138
Foreign exchange and other movements	(2)	(4)	15
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	212	143	457
Derecognition of financial assets and maturities	(5)	(3)	(13)
Transfer to (from)stage 2	(2)		(2)
Transfer to (from)stage 3	5	6	17
Gross write-offs	(185)	(82)	(363)
Recoveries	8	7	21
Foreign exchange and other movements	(15)	(23)	(78)
Balance at end of period including off-balance sheet exposures	718	700	718
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	700	652	679
Provision for credit losses
Balance at end of period		700
Stage 3 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	700
Provision for credit losses
Balance at end of period	718	$ 700	718
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period			679
Provision for credit losses
Balance at end of period	$ 718		$ 718	$ 678